Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 832,241	$ 783,341
Accumulated Amortization	(678,215)	(642,063)
Total	154,026	141,278
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	408,256	381,056
Accumulated Amortization	(344,251)	(332,322)
Total	64,005	48,734
Core technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	4 years	4 years
Core technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years	8 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	346,707	327,207
Accumulated Amortization	(267,252)	(245,119)
Total	79,455	82,088
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	4 years	6 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years	15 years
Intellectual property rights and purchased computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Total
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	25,282	23,082
Accumulated Amortization	(14,716)	(12,626)
Total	$ 10,566	$ 10,456
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years	2 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years	10 years